                       NEW ENGLAND LIFE INSURANCE COMPANY
                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                           AMERICAN FORERUNNER SERIES

                       SUPPLEMENT DATED FEBRUARY 4, 2003
                                       TO
                          PROSPECTUS DATED MAY 1, 2002

For Contracts applied for on and after February 15, 2003, the charge for the Guaranteed Minimum Income Benefit will be 0.50% rather than 0.35%. The charge shown for the Guaranteed Minimum Income Benefit in the Fee Table on page A-10 of the prospectus is replaced with "0.50%". For Contracts for which a completed application and any other required paper work are received in good order at our Annuity Administrative Office by February 14, 2003 the charge will remain at 0.35%. If the application and/or required paper work is not received in good order by February 14, 2003, the Contract will be considered to have been applied for on or after February 15, 2003, and the charge for the Guaranteed Minimum Income Benefit will be 0.50%.

The following examples reflect the new charge for the Guaranteed Minimum Income Benefit and replace the examples on pages A-15 through A-23 of the prospectus.

EXAMPLES

     The purpose of the following Examples is to assist you in understanding the expenses that you would pay over time. The Examples (i) are based on the actual charges and expenses for the Variable Account and for each Eligible Fund for the fiscal year ended December 31, 2001 (or anticipated charges for 2002), as stated in the Fee Table(1); (ii) assume that current waivers and reimbursements of fund expenses will remain in effect for the periods shown (these waivers and reimbursements, however, may be terminated at any time); and (iii) assume that the Contract Owner has selected the Greater of Annual Step-Up or 5% Annual Increase Death Benefit and the Guaranteed Minimum Income Benefit Rider. Examples do not reflect the Earnings Preservation Benefit Rider.

     EXAMPLE 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:

     -- you select the Standard Class;

     -- the underlying portfolio earns a 5% annual return; and

     -- you fully surrender your Contract or elect to annuitize under a period certain option for a specified period of less than 15 years, with applicable withdrawal charges deducted.

     STANDARD CLASS                                        1 YEAR    3 YEARS   5 YEARS   10 YEARS
     --------------                                        -------   -------   -------   --------
     State Street Research Money Market..................  $ 98.10   $140.73   $184.79   $320.34
     Salomon Brothers Strategic Bond Opportunities.......   101.30    150.28    200.59    351.20
     Salomon Brothers U.S. Government....................    99.90    146.11    193.71    337.84
     State Street Research Bond Income...................    98.80    142.82    188.27    327.20
     Balanced............................................   101.20    149.98    200.10    350.23
     Alger Equity Growth.................................   101.30    150.28    200.59    351.20
     Davis Venture Value.................................   101.20    149.98    200.10    350.23
     FI Mid Cap Opportunities............................   103.39    156.49    210.82    370.85
     FI Structured Equity................................   100.70    148.49    197.64    345.49
     Harris Oakmark Focused Value........................   101.60    151.16    202.06    354.03
     Loomis Sayles Small Cap.............................   102.89    155.01    208.39    366.21
     MFS Investors Trust.................................   101.90    152.06    203.53    356.85
     MFS Research Managers...............................   101.90    152.06    203.53    356.85
     Lehman Brothers Aggregate Bond Index................    97.70    139.53    182.80    316.41
     Harris Oakmark Large Cap Value......................   101.50    150.88    201.58    353.10
     Janus Growth........................................   103.39    156.49    210.82    370.85
     MetLife Stock Index.................................    96.99    137.42    179.29    309.49
     Putnam Large Cap Growth.............................   102.89    155.01    208.39    366.21
     State Street Research Investment Trust..............    99.20    144.02    190.25    331.07
     State Street Research Large Cap Value...............   102.40    153.55    205.98    361.56
     Janus Mid Cap.......................................   101.30    150.28    200.59    351.20
     MetLife Mid Cap Stock Index.........................    98.40    141.63    186.28    323.29
     Neuberger Berman Partners Mid Cap Value.............   102.00    152.36    204.02    357.81
     Franklin Templeton Small Cap Growth.................   104.39    159.43    215.65    380.06
     Russell 2000 Index..................................    99.40    144.62    191.24    333.01
     State Street Research Aurora........................   102.70    154.43    207.43    364.35
     Morgan Stanley EAFE Index...........................   101.40    150.58    201.09    352.15
     Putnam International Stock..........................   104.49    159.73    216.13    380.98
     Lord Abbett Bond Debenture..........................   100.90    149.09    198.64    347.41
     PIMCO Total Return..................................   100.40    147.61    196.18    342.63
     Met/AIM Mid Cap Core Equity.........................   102.89    155.01    208.39    366.21
     Met/AIM Small Cap Growth............................   104.39    159.43    215.65    380.06
     MFS Mid Cap Growth..................................   101.90    152.06    203.53    356.85
     PIMCO Innovation....................................   104.89    160.91    218.06    384.62
     MFS Research International..........................   103.89    157.96    213.23    375.45
     State Street Research Concentrated International....   103.89    157.96    213.23    375.45
     American Funds Growth...............................   100.20    147.01    195.19    340.71
     American Funds Growth-Income........................    99.90    146.11    193.71    337.84
     American Funds Global Small Capitalization..........   104.69    160.32    217.10    382.81

     EXAMPLE 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:

     -- you select the Standard Class;

     -- the underlying portfolio earns a 5% annual return; and

     -- you do not surrender your Contract or elect to annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted(2)).

     STANDARD CLASS                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
     --------------                                         ------   -------   -------   --------
     State Street Research Money Market...................  $28.10   $ 86.73   $148.79   $320.34
     Salomon Brothers Strategic Bond Opportunities........   31.30     96.28    164.59    351.20
     Salomon Brothers U.S. Government.....................   29.90     92.11    157.71    337.84
     State Street Research Bond Income....................   28.80     88.82    152.27    327.20
     Balanced.............................................   31.20     95.98    164.10    350.23
     Alger Equity Growth..................................   31.30     96.28    164.59    351.20
     Davis Venture Value..................................   31.20     95.98    164.10    350.23
     FI Mid Cap Opportunities.............................   33.39    102.49    174.82    370.85
     FI Structured Equity.................................   30.70     94.49    161.64    345.49
     Harris Oakmark Focused Value.........................   31.60     97.16    166.06    354.03
     Loomis Sayles Small Cap..............................   32.89    101.01    172.39    366.21
     MFS Investors Trust..................................   31.90     98.06    167.53    356.85
     MFS Research Managers................................   31.90     98.06    167.53    356.85
     Lehman Brothers Aggregate Bond Index.................   27.70     85.53    146.80    316.41
     Harris Oakmark Large Cap Value.......................   31.50     96.88    165.58    353.10
     Janus Growth.........................................   33.39    102.49    174.82    370.85
     MetLife Stock Index..................................   26.99     83.42    143.29    309.49
     Putnam Large Cap Growth..............................   32.89    101.01    172.39    366.21
     State Street Research Investment Trust...............   29.20     90.02    154.25    331.07
     State Street Research Large Cap Value................   32.40     99.55    169.98    361.56
     Janus Mid Cap........................................   31.30     96.28    164.59    351.20
     MetLife Mid Cap Stock Index..........................   28.40     87.63    150.28    323.29
     Neuberger Berman Partners Mid Cap Value..............   32.00     98.36    168.02    357.81
     Franklin Templeton Small Cap Growth..................   34.39    105.43    179.65    380.06
     Russell 2000 Index...................................   29.40     90.62    155.24    333.01
     State Street Research Aurora.........................   32.70    100.43    171.43    364.35
     Morgan Stanley EAFE Index............................   31.40     96.58    165.09    352.15
     Putnam International Stock...........................   34.49    105.73    180.13    380.98
     Lord Abbett Bond Debenture...........................   30.90     95.09    162.64    347.41
     PIMCO Total Return...................................   30.40     93.61    160.18    342.63
     Met/AIM Mid Cap Core Equity..........................   32.89    101.01    172.39    366.21
     Met/AIM Small Cap Growth.............................   34.39    105.43    179.65    380.06
     MFS Mid Cap Growth...................................   31.90     98.06    167.53    356.85
     PIMCO Innovation.....................................   34.89    106.91    182.06    384.62
     MFS Research International...........................   33.89    103.96    177.23    375.45
     State Street Research Concentrated International.....   33.89    103.96    177.23    375.45
     American Funds Growth................................   30.20     93.01    159.19    340.71
     American Funds Growth-Income.........................   29.90     92.11    157.71    337.84
     American Funds Global Small Capitalization...........   34.69    106.32    181.10    382.81

     EXAMPLE 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:

     -- you select the B Plus Class;

     -- the underlying portfolio earns a 5% annual return; and

     -- you fully surrender your Contract or elect to annuitize under a period certain option for a specified period of less than 15 years, with applicable withdrawal charges deducted.

     B PLUS CLASS                                          1 YEAR    3 YEARS   5 YEARS   10 YEARS
     ------------                                          -------   -------   -------   --------
     State Street Research Money Market..................  $122.67   $172.42   $225.58   $365.72
     Salomon Brothers Strategic Bond Opportunities.......   125.97    182.23    241.71    396.61
     Salomon Brothers U.S. Government....................   124.53    177.95    234.69    383.25
     State Street Research Bond Income...................   123.39    174.57    229.13    372.57
     Balanced............................................   125.87    181.92    241.21    395.67
     Alger Equity Growth.................................   125.97    182.23    241.71    396.61
     Davis Venture Value.................................   125.87    181.92    241.21    395.67
     FI Mid Cap Opportunities............................   128.14    188.62    252.16    416.30
     FI Structured Equity................................   125.35    180.39    238.70    390.89
     Harris Oakmark Focused Value........................   126.28    183.14    243.20    399.44
     Loomis Sayles Small Cap.............................   127.62    187.10    249.67    411.65
     MFS Investors Trust.................................   126.59    184.06    244.71    402.28
     MFS Research Managers...............................   126.59    184.06    244.71    402.28
     Lehman Brothers Aggregate Bond Index................   122.26    171.19    223.55    361.79
     Harris Oakmark Large Cap Value......................   126.18    182.84    242.72    398.51
     Janus Growth........................................   128.14    188.62    252.16    416.30
     MetLife Stock Index.................................   121.53    169.02    219.97    354.85
     Putnam Large Cap Growth.............................   127.62    187.10    249.67    411.65
     State Street Research Investment Trust..............   123.81    175.81    231.17    376.48
     State Street Research Large Cap Value...............   127.10    185.57    247.19    406.97
     Janus Mid Cap.......................................   125.97    182.23    241.71    396.61
     MetLife Mid Cap Stock Index.........................   122.98    173.34    227.11    368.68
     Neuberger Berman Partners Mid Cap Value.............   126.69    184.36    245.21    403.23
     Franklin Templeton Small Cap Growth.................   126.18    182.84    242.72    398.51
     Russell 2000 Index..................................   124.01    176.41    232.17    378.41
     State Street Research Aurora........................   127.41    186.49    248.68    409.77
     Morgan Stanley EAFE Index...........................   126.07    182.53    242.21    397.57
     Putnam International Stock..........................   129.27    191.95    257.58    426.43
     Lord Abbett Bond Debenture..........................   125.56    181.01    239.71    392.81
     PIMCO Total Return..................................   125.04    179.48    237.20    388.03
     Met/AIM Mid Cap Core Equity.........................   127.62    187.10    249.67    411.65
     Met/AIM Small Cap Growth............................   129.17    191.65    257.09    425.52
     MFS Mid Cap Growth..................................   126.59    184.06    244.71    402.28
     PIMCO Innovation....................................   129.69    193.16    259.54    430.08
     MFS Research International..........................   128.65    190.13    254.62    420.91
     State Street Research Concentrated International....   128.65    190.13    254.62    420.91
     American Funds Growth...............................   124.84    178.87    236.20    386.13
     American Funds Growth-Income........................   124.53    177.95    234.69    383.25
     American Funds Global Small Capitalization..........   129.48    192.56    258.57    428.26

     EXAMPLE 4. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:

     -- you select the B Plus Class;

     -- the underlying portfolio earns a 5% annual return; and

     -- you do not surrender your Contract or elect to annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted(2)).

     B PLUS CLASS                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
     ------------                                           ------   -------   -------   --------
     State Street Research Money Market...................  $32.67   $100.42   $171.58   $365.72
     Salomon Brothers Strategic Bond Opportunities........   35.97    110.23    187.71    396.61
     Salomon Brothers U.S. Government.....................   34.53    105.95    180.69    383.25
     State Street Research Bond Income....................   33.39    102.57    175.13    372.57
     Balanced.............................................   35.87    109.92    187.21    395.67
     Alger Equity Growth..................................   35.97    110.23    187.71    396.61
     Davis Venture Value..................................   35.87    109.92    187.21    395.67
     FI Mid Cap Opportunities.............................   38.14    116.62    198.16    416.30
     FI Structured Equity.................................   35.35    108.39    184.70    390.89
     Harris Oakmark Focused Value.........................   36.28    111.14    189.20    399.44
     Loomis Sayles Small Cap..............................   37.62    115.10    195.67    411.65
     MFS Investors Trust..................................   36.59    112.06    190.71    402.28
     MFS Research Managers................................   36.59    112.06    190.71    402.28
     Lehman Brothers Aggregate Bond Index.................   32.26     99.19    169.55    361.79
     Harris Oakmark Large Cap Value.......................   36.18    110.84    188.72    398.51
     Janus Growth.........................................   38.14    116.62    198.16    416.30
     MetLife Stock Index..................................   31.53     97.02    165.97    354.85
     Putnam Large Cap Growth..............................   37.62    115.10    195.67    411.65
     State Street Research Investment Trust...............   33.81    103.81    177.17    376.48
     State Street Research Large Cap Value................   37.10    113.57    193.19    406.97
     Janus Mid Cap........................................   35.97    110.23    187.71    396.61
     MetLife Mid Cap Stock Index..........................   32.98    101.34    173.11    368.68
     Neuberger Berman Partners Mid Cap Value..............   36.69    112.36    191.21    403.23
     Franklin Templeton Small Cap Growth..................   36.18    110.84    188.72    398.51
     Russell 2000 Index...................................   34.01    104.41    178.17    378.41
     State Street Research Aurora.........................   37.41    114.49    194.68    409.77
     Morgan Stanley EAFE Index............................   36.07    110.53    188.21    397.57
     Putnam International Stock...........................   39.27    119.95    203.58    426.43
     Lord Abbett Bond Debenture...........................   35.56    109.01    185.71    392.81
     PIMCO Total Return...................................   35.04    107.48    183.20    388.03
     Met/AIM Mid Cap Core Equity..........................   37.62    115.10    195.67    411.65
     Met/AIM Small Cap Growth.............................   39.17    119.65    203.09    425.52
     MFS Mid Cap Growth...................................   36.59    112.06    190.71    402.28
     PIMCO Innovation.....................................   39.69    121.16    205.54    430.08
     MFS Research International...........................   38.65    118.13    200.62    420.91
     State Street Research Concentrated International.....   38.65    118.13    200.62    420.91
     American Funds Growth................................   34.84    106.87    182.20    386.13
     American Funds Growth-Income.........................   34.53    105.95    180.69    383.25
     American Funds Global Small Capitalization...........   39.48    120.56    204.57    428.26

     EXAMPLE 5. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:

     -- you select the C Class;

     -- the underlying portfolio earns a 5% annual return; and

     -- you surrender your Contract, do not surrender your Contract, elect to annuitize, or do not elect to annuitize (no withdrawal charges apply to the C Class).

     C CLASS                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
     -------                                                ------   -------   -------   --------
     State Street Research Money Market...................  $31.60   $ 97.16   $166.06   $354.03
     Salomon Brothers Strategic Bond Opportunities........   34.79    106.61    181.58    383.71
     Salomon Brothers U.S. Government.....................   33.39    102.49    174.82    370.85
     State Street Research Bond Income....................   32.30     99.25    169.48    360.61
     Balanced.............................................   34.69    106.32    181.10    382.81
     Alger Equity Growth..................................   34.79    106.61    181.58    383.71
     Davis Venture Value..................................   34.69    106.32    181.10    382.81
     FI Mid Cap Opportunities.............................   36.87    112.75    191.60    402.60
     FI Structured Equity.................................   34.19    104.85    178.69    378.23
     Harris Oakmark Focused Value.........................   35.09    107.50    183.03    386.45
     Loomis Sayles Small Cap..............................   36.38    111.30    189.24    398.16
     MFS Investors Trust..................................   35.38    108.37    184.45    389.15
     MFS Research Managers................................   35.38    108.37    184.45    389.15
     Lehman Brothers Aggregate Bond Index.................   31.20     95.98    164.10    350.23
     Harris Oakmark Large Cap Value.......................   34.99    107.20    182.53    385.53
     Janus Growth.........................................   36.87    112.75    191.60    402.60
     MetLife Stock Index..................................   30.50     93.89    160.66    343.59
     Putnam Large Cap Growth..............................   36.38    111.30    189.24    398.16
     State Street Research Investment Trust...............   32.70    100.43    171.43    364.35
     State Street Research Large Cap Value................   35.88    109.84    186.85    393.66
     Janus Mid Cap........................................   34.79    106.61    181.58    383.71
     MetLife Mid Cap Stock Index..........................   31.90     98.06    167.53    356.85
     Neuberger Berman Partners Mid Cap Value..............   35.48    108.66    184.93    390.06
     Franklin Templeton Small Cap Growth..................   37.87    115.68    196.36    411.47
     Russell 2000 Index...................................   32.89    101.01    172.39    366.21
     State Street Research Aurora.........................   36.18    110.71    188.28    396.37
     Morgan Stanley EAFE Index............................   34.89    106.91    182.06    384.62
     Putnam International Stock...........................   37.97    115.97    196.83    412.36
     Lord Abbett Bond Debenture...........................   34.39    105.43    179.65    380.06
     PIMCO Total Return...................................   33.89    103.96    177.23    375.45
     Met/AIM Mid Cap Core Equity..........................   36.38    111.30    189.24    398.16
     Met/AIM Small Cap Growth.............................   37.87    115.68    196.36    411.47
     MFS Mid Cap Growth...................................   35.38    108.37    184.45    389.15
     PIMCO Innovation.....................................   38.36    117.12    198.71    415.85
     MFS Research International...........................   37.37    114.22    193.99    407.06
     State Street Research Concentrated International.....   37.37    114.22    193.99    407.06
     American Funds Growth................................   33.69    103.38    176.27    373.62
     American Funds Growth-Income.........................   33.39    102.49    174.82    370.85
     American Funds Global Small Capitalization...........   38.16    116.54    197.77    414.10

     EXAMPLE 6. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:

     -- you select the L Class;

     -- the underlying portfolio earns a 5% annual return; and

     -- you fully surrender your Contract or elect to annuitize under a period certain option for a specified period of less than 15 years, with applicable withdrawal charges deducted.

     L CLASS                                               1 YEAR    3 YEARS   5 YEARS   10 YEARS
     -------                                               -------   -------   -------   --------
     State Street Research Money Market..................  $100.60   $148.19   $161.15   $344.53
     Salomon Brothers Strategic Bond Opportunities.......   103.79    157.67    176.76    374.56
     Salomon Brothers U.S. Government....................   102.40    153.55    169.98    361.56
     State Street Research Bond Income...................   101.30    150.28    164.59    351.20
     Balanced............................................   103.69    157.38    176.27    373.62
     Alger Equity Growth.................................   103.79    157.67    176.76    374.56
     Davis Venture Value.................................   103.69    157.38    176.27    373.62
     FI Mid Cap Opportunities............................   105.88    163.84    186.85    393.66
     FI Structured Equity................................   103.19    155.89    173.83    368.98
     Harris Oakmark Focused Value........................   104.09    158.56    178.21    377.31
     Loomis Sayles Small Cap.............................   105.38    162.37    184.45    389.15
     MFS Investors Trust.................................   104.39    159.43    179.65    380.06
     MFS Research Managers...............................   104.39    159.43    179.65    380.06
     Lehman Brothers Aggregate Bond Index................   100.20    147.01    159.19    340.71
     Harris Oakmark Large Cap Value......................   103.99    158.26    177.72    376.39
     Janus Growth........................................   105.88    163.84    186.85    393.66
     MetLife Stock Index.................................    99.50    144.92    155.74    333.99
     Putnam Large Cap Growth.............................   105.38    162.37    184.45    389.15
     State Street Research Investment Trust..............   101.70    151.46    166.54    354.97
     State Street Research Large Cap Value...............   104.89    160.91    182.06    384.62
     Janus Mid Cap.......................................   103.79    157.67    176.76    374.56
     MetLife Mid Cap Stock Index.........................   100.90    149.09    162.64    347.41
     Neuberger Berman Partners Mid Cap Value.............   104.49    159.73    180.13    380.98
     Franklin Templeton Small Cap Growth.................   106.87    166.75    191.60    402.60
     Russell 2000 Index..................................   101.90    152.06    167.53    356.85
     State Street Research Aurora........................   105.19    161.80    183.51    387.37
     Morgan Stanley EAFE Index...........................   103.89    157.96    177.23    375.45
     Putnam International Stock..........................   106.97    167.05    192.09    403.52
     Lord Abbett Bond Debenture..........................   103.39    156.49    174.82    370.85
     PIMCO Total Return..................................   102.89    155.01    172.39    366.21
     Met/AIM Mid Cap Core Equity.........................   105.38    162.37    184.45    389.15
     Met/AIM Small Cap Growth............................   106.87    166.75    191.60    402.60
     MFS Mid Cap Growth..................................   104.39    159.43    179.65    380.06
     PIMCO Innovation....................................   107.37    168.22    193.99    407.06
     MFS Research International..........................   106.38    165.30    189.24    398.16
     State Street Research Concentrated International....   106.38    165.30    189.24    398.16
     American Funds Growth...............................   102.70    154.43    171.43    364.35
     American Funds Growth-Income........................   102.40    153.55    169.98    361.56
     American Funds Global Small Capitalization..........   107.17    167.64    193.04    405.28

     EXAMPLE 7. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:

     -- you select the L Class;

     -- the underlying portfolio earns a 5% annual return; and

     -- you do not surrender your Contract or elect to annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted(2)).

     L CLASS                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
     -------                                                ------   -------   -------   --------
     State Street Research Money Market...................  $30.60   $ 94.19   $161.15   $344.53
     Salomon Brothers Strategic Bond Opportunities........   33.79    103.67    176.76    374.56
     Salomon Brothers U.S. Government.....................   32.40     99.55    169.98    361.56
     State Street Research Bond Income....................   31.30     96.28    164.59    351.20
     Balanced.............................................   33.69    103.38    176.27    373.62
     Alger Equity Growth..................................   33.79    103.67    176.76    374.56
     Davis Venture Value..................................   33.69    103.38    176.27    373.62
     FI Mid Cap Opportunities.............................   35.88    109.84    186.85    393.66
     FI Structured Equity.................................   33.19    101.89    173.83    368.98
     Harris Oakmark Focused Value.........................   34.09    104.56    178.21    377.31
     Loomis Sayles Small Cap..............................   35.38    108.37    184.45    389.15
     MFS Investors Trust..................................   34.39    105.43    179.65    380.06
     MFS Research Managers................................   34.39    105.43    179.65    380.06
     Lehman Brothers Aggregate Bond Index.................   30.20     93.01    159.19    340.71
     Harris Oakmark Large Cap Value.......................   33.99    104.26    177.72    376.39
     Janus Growth.........................................   35.88    109.84    186.85    393.66
     MetLife Stock Index..................................   29.50     90.92    155.74    333.99
     Putnam Large Cap Growth..............................   35.38    108.37    184.45    389.15
     State Street Research Investment Trust...............   31.70     97.46    166.54    354.97
     State Street Research Large Cap Value................   34.89    106.91    182.06    384.62
     Janus Mid Cap........................................   33.79    103.67    176.76    374.56
     MetLife Mid Cap Stock Index..........................   30.90     95.09    162.64    347.41
     Neuberger Berman Partners Mid Cap Value..............   34.49    105.73    180.13    380.98
     Franklin Templeton Small Cap Growth..................   36.87    112.75    191.60    402.60
     Russell 2000 Index...................................   31.90     98.06    167.53    356.85
     State Street Research Aurora.........................   35.19    107.80    183.51    387.37
     Morgan Stanley EAFE Index............................   33.89    103.96    177.23    375.45
     Putnam International Stock...........................   36.97    113.05    192.09    403.52
     Lord Abbett Bond Debenture...........................   33.39    102.49    174.82    370.85
     PIMCO Total Return...................................   32.89    101.01    172.39    366.21
     Met/AIM Mid Cap Core Equity..........................   35.38    108.37    184.45    389.15
     Met/AIM Small Cap Growth.............................   36.87    112.75    191.60    402.60
     MFS Mid Cap Growth...................................   34.39    105.43    179.65    380.06
     PIMCO Innovation.....................................   37.37    114.22    193.99    407.06
     MFS Research International...........................   36.38    111.30    189.24    398.16
     State Street Research Concentrated International.....   36.38    111.30    189.24    398.16
     American Funds Growth................................   32.70    100.43    171.43    364.35
     American Funds Growth-Income.........................   32.40     99.55    169.98    361.56
     American Funds Global Small Capitalization...........   37.17    113.64    193.04    405.28

     EXAMPLE 8. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:

     -- you select the P Class;

     -- the underlying portfolio earns a 5% annual return; and

     -- you fully surrender your Contract or elect to annuitize under a period certain option for a specified period of less than 15 years, with applicable withdrawal charges deducted.

     P CLASS                                               1 YEAR    3 YEARS   5 YEARS   10 YEARS
     -------                                               -------   -------   -------   --------
     State Street Research Money Market..................  $107.10   $155.73   $197.80   $310.49
     Salomon Brothers Strategic Bond Opportunities.......   110.30    165.31    213.69    341.68
     Salomon Brothers U.S. Government....................   108.90    161.12    206.76    328.16
     State Street Research Bond Income...................   107.80    157.83    201.30    317.40
     Balanced............................................   110.20    165.01    213.19    340.71
     Alger Equity Growth.................................   110.30    165.31    213.69    341.68
     Davis Venture Value.................................   110.20    165.01    213.19    340.71
     FI Mid Cap Opportunities............................   112.40    171.55    223.98    361.56
     FI Structured Equity................................   109.70    163.51    210.72    335.90
     Harris Oakmark Focused Value........................   110.60    166.19    215.15    344.53
     Loomis Sayles Small Cap.............................   111.90    170.06    221.53    356.85
     MFS Investors Trust.................................   110.90    167.09    216.64    347.41
     MFS Research Managers...............................   110.90    167.09    216.64    347.41
     Lehman Brothers Aggregate Bond Index................   106.69    154.52    195.79    306.51
     Harris Oakmark Large Cap Value......................   110.50    165.89    214.66    343.59
     Janus Growth........................................   112.40    171.55    223.98    361.56
     MetLife Stock Index.................................   105.99    152.41    192.27    299.51
     Putnam Large Cap Growth.............................   111.90    170.06    221.53    356.85
     State Street Research Investment Trust..............   108.20    159.03    203.29    321.33
     State Street Research Large Cap Value...............   111.40    168.58    219.09    352.15
     Janus Mid Cap.......................................   110.30    165.31    213.69    341.68
     MetLife Mid Cap Stock Index.........................   107.40    156.63    199.30    313.46
     Neuberger Berman Partners Mid Cap Value.............   111.00    167.39    217.12    348.34
     Franklin Templeton Small Cap Growth.................   113.39    174.49    228.82    370.85
     Russell 2000 Index..................................   108.40    159.63    204.28    323.29
     State Street Research Aurora........................   111.70    169.46    220.54    354.97
     Morgan Stanley EAFE Index...........................   110.40    165.61    214.18    342.63
     Putnam International Stock..........................   113.49    174.78    229.30    371.77
     Lord Abbett Bond Debenture..........................   109.90    164.11    211.71    337.84
     PIMCO Total Return..................................   109.40    162.62    209.24    333.01
     Met/AIM Mid Cap Core Equity.........................   111.90    170.06    221.53    356.85
     Met/AIM Small Cap Growth............................   113.39    174.49    228.82    370.85
     MFS Mid Cap Growth..................................   110.90    167.09    216.64    347.41
     PIMCO Innovation....................................   113.89    175.96    231.23    375.45
     MFS Research International..........................   112.89    173.01    226.39    366.21
     State Street Research Concentrated International....   112.89    173.01    226.39    366.21
     American Funds Growth...............................   109.20    162.02    208.25    331.07
     American Funds Growth-Income........................   108.90    161.12    206.76    328.16
     American Funds Global Small Capitalization..........   113.69    175.38    230.27    373.62

     EXAMPLE 9. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:

     -- you select the P Class;

     -- the underlying portfolio earns a 5% annual return; and

     -- you do not surrender your Contract or elect to annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted(2)).

      P CLASS                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
      -------                                                ------   -------   -------   --------
      State Street Research Money Market...................  $27.10   $ 83.73   $143.80   $310.49
      Salomon Brothers Strategic Bond Opportunities........   30.30     93.31    159.69    341.68
      Salomon Brothers U.S. Government.....................   28.90     89.12    152.76    328.16
      State Street Research Bond Income....................   27.80     85.83    147.30    317.40
      Balanced.............................................   30.20     93.01    159.19    340.71
      Alger Equity Growth..................................   30.30     93.31    159.69    341.68
      Davis Venture Value..................................   30.20     93.01    159.19    340.71
      FI Mid Cap Opportunities.............................   32.40     99.55    169.98    361.56
      FI Structured Equity.................................   29.70     91.51    156.72    335.90
      Harris Oakmark Focused Value.........................   30.60     94.19    161.15    344.53
      Loomis Sayles Small Cap..............................   31.90     98.06    167.53    356.85
      MFS Investors Trust..................................   30.90     95.09    162.64    347.41
      MFS Research Managers................................   30.90     95.09    162.64    347.41
      Lehman Brothers Aggregate Bond Index.................   26.69     82.52    141.79    306.51
      Harris Oakmark Large Cap Value.......................   30.50     93.89    160.66    343.59
      Janus Growth.........................................   32.40     99.55    169.98    361.56
      MetLife Stock Index..................................   25.99     80.41    138.27    299.51
      Putnam Large Cap Growth..............................   31.90     98.06    167.53    356.85
      State Street Research Investment Trust...............   28.20     87.03    149.29    321.33
      State Street Research Large Cap Value................   31.40     96.58    165.09    352.15
      Janus Mid Cap........................................   30.30     93.31    159.69    341.68
      MetLife Mid Cap Stock Index..........................   27.40     84.63    145.30    313.46
      Neuberger Berman Partners Mid Cap Value..............   31.00     95.39    163.12    348.34
      Franklin Templeton Small Cap Growth..................   33.39    102.49    174.82    370.85
      Russell 2000 Index...................................   28.40     87.63    150.28    323.29
      State Street Research Aurora.........................   31.70     97.46    166.54    354.97
      Morgan Stanley EAFE Index............................   30.40     93.61    160.18    342.63
      Putnam International Stock...........................   33.49    102.78    175.30    371.77
      Lord Abbett Bond Debenture...........................   29.90     92.11    157.71    337.84
      PIMCO Total Return...................................   29.40     90.62    155.24    333.01
      Met/AIM Mid Cap Core Equity..........................   31.90     98.06    167.53    356.85
      Met/AIM Small Cap Growth.............................   33.39    102.49    174.82    370.85
      MFS Mid Cap Growth...................................   30.90     95.09    162.64    347.41
      PIMCO Innovation.....................................   33.89    103.96    177.23    375.45
      MFS Research International...........................   32.89    101.01    172.39    366.21
      State Street Research Concentrated International.....   32.89    101.01    172.39    366.21
      American Funds Growth................................   29.20     90.02    154.25    331.07
      American Funds Growth-Income.........................   28.90     89.12    152.76    328.16
      American Funds Global Small Capitalization...........   33.69    103.38    176.27    373.62

     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.
------------

*   Availability is subject to any necessary state insurance department approval.
NOTES:
(1) In these examples, the average Contract Administrative Fee of .08% has been used. (See (4), on p. A-10.)
(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (see "Withdrawal Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------
Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. A-62).